First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES — 82.5%
	Aerospace & Defense — 2.1%
$667,000	AeroVironment, Inc.	(a)	07/15/30	$786,059
563,000	BWX Technologies, Inc. (b)	(a)	11/01/30	581,861
114,000	Intuitive Machines, Inc. (b)	2.50%	10/01/30	204,368
43,000	Rocket Lab U.S.A., Inc. (b)	4.25%	02/01/29	671,176
				2,243,464
	Automobiles — 1.7%
635,000	Ford Motor Co.	(a)	03/15/26	673,417
265,000	NIO, Inc.	4.63%	10/15/30	233,863
985,000	Rivian Automotive, Inc.	3.63%	10/15/30	932,698
				1,839,978
	Banks — 0.3%
164,000	Morgan Stanley Finance LLC, Series B	1.00%	11/23/27	316,085
	Biotechnology — 7.9%
304,000	Alnylam Pharmaceuticals, Inc.	1.00%	09/15/27	397,035
455,000	Alnylam Pharmaceuticals, Inc. (b)	(a)	09/15/28	425,924
461,000	Arrowhead Pharmaceuticals, Inc.	(a)	01/15/32	518,549
677,000	Ascendis Pharma A/S	2.25%	04/01/28	1,002,468
567,000	Bridgebio Pharma, Inc. (b)	1.75%	03/01/31	987,998
596,000	Bridgebio Pharma, Inc. (b)	0.75%	02/01/33	610,900
213,000	Celcuity, Inc.	2.75%	08/01/31	500,664
356,000	Cogent Biosciences, Inc.	1.63%	11/15/31	428,264
573,000	Cytokinetics, Inc. (b)	1.75%	10/01/31	724,487
484,000	Halozyme Therapeutics, Inc.	1.00%	08/15/28	672,760
980,000	Ionis Pharmaceuticals, Inc. (b)	(a)	12/01/30	1,085,437
195,000	Mirum Pharmaceuticals, Inc.	4.00%	05/01/29	646,181
337,000	PTC Therapeutics, Inc.	1.50%	09/15/26	501,001
				8,501,668
	Broadline Retail — 2.2%
1,355,000	Alibaba Group Holding Ltd.	0.50%	06/01/31	2,377,333
	Capital Markets — 3.8%
492,000	Coinbase Global, Inc.	0.25%	04/01/30	480,993
408,000	Coinbase Global, Inc. (b)	(a)	10/01/32	346,762
630,000	Galaxy Digital Holdings, L.P. (b)	2.50%	12/01/29	918,540
1,526,000	Morgan Stanley Finance LLC (c) (d)	0.13%	04/26/30	1,881,482
338,000	WisdomTree, Inc. (b)	4.63%	08/15/30	394,108
				4,021,885
	Communications Equipment — 3.9%
1,498,000	Lumentum Holdings, Inc. (b)	0.38%	03/15/32	3,398,873
398,000	Viavi Solutions, Inc. (b)	0.63%	03/01/31	748,776
				4,147,649
	Construction & Engineering — 1.1%
275,000	Fluor Corp.	1.13%	08/15/29	339,928
518,000	Granite Construction, Inc.	3.25%	06/15/30	864,542
				1,204,470
	Consumer Finance — 1.1%
500,000	SoFi Technologies, Inc. (b)	(a)	10/15/26	594,625
227,000	SoFi Technologies, Inc. (b)	1.25%	03/15/29	567,273
				1,161,898

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Diversified Telecommunication Services — 0.8%
$585,000	AST SpaceMobile, Inc. (b)	2.00%	01/15/36	$799,081
	Electric Utilities — 3.0%
500,000	Duke Energy Corp.	4.13%	04/15/26	519,875
350,000	Evergy, Inc.	4.50%	12/15/27	445,156
1,416,000	NextEra Energy Capital Holdings, Inc.	3.00%	03/01/27	1,884,696
343,000	PPL Capital Funding, Inc.	2.88%	03/15/28	385,789
				3,235,516
	Electrical Equipment — 2.2%
304,000	Array Technologies, Inc. (b)	2.88%	07/01/31	517,408
1,090,000	Bloom Energy Corp. (b)	(a)	11/15/30	1,236,060
495,000	Eos Energy Enterprises, Inc. (b)	1.75%	12/01/31	585,753
				2,339,221
	Electronic Equipment, Instruments & Components — 1.7%
355,000	Advanced Energy Industries, Inc.	2.50%	09/15/28	690,830
547,000	Mirion Technologies, Inc. (b)	(a)	10/01/31	615,608
532,000	OSI Systems, Inc. (b)	0.50%	02/01/31	529,127
				1,835,565
	Energy Equipment & Services — 0.7%
585,000	Solaris Energy Infrastructure, Inc.	0.25%	10/01/31	722,036
	Entertainment — 2.9%
455,000	IMAX Corp. (b)	0.75%	11/15/30	487,419
203,000	Liberty Live Holdings, Inc. (b)	2.38%	09/30/53	298,918
535,000	Liberty Media Corp.	2.25%	08/15/27	626,752
1,385,000	Live Nation Entertainment, Inc.	2.88%	01/15/30	1,469,485
218,000	Spotify USA, Inc.	(a)	03/15/26	220,507
				3,103,081
	Financial Services — 0.8%
371,000	Affirm Holdings, Inc.	0.75%	12/15/29	384,189
310,000	HAT Holdings I LLC / HAT Holdings II LLC (b)	3.75%	08/15/28	420,639
				804,828
	Ground Transportation — 1.3%
470,000	Lyft, Inc. (b)	(a)	09/15/30	495,615
730,000	Uber Technologies, Inc.	0.88%	12/01/28	936,977
				1,432,592
	Health Care Equipment & Supplies — 1.3%
433,000	Alphatec Holdings, Inc. (b)	0.75%	03/15/30	531,074
400,000	Integer Holdings Corp. (b)	1.88%	03/15/30	382,800
391,000	IRhythm Technologies, Inc.	1.50%	09/01/29	499,307
				1,413,181
	Health Care Providers & Services — 0.8%
552,000	Guardant Health, Inc. (b)	(a)	05/15/33	657,618
195,000	Hims & Hers Health, Inc. (b)	(a)	05/15/30	165,087
				822,705
	Health Care REITs — 1.5%
354,000	Ventas Realty, L.P.	3.75%	06/01/26	502,149
573,000	Welltower OP LLC (b)	2.75%	05/15/28	1,140,270
				1,642,419

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Hotels, Restaurants & Leisure — 1.8%
$866,000	DoorDash, Inc. (b)	(a)	05/15/30	$868,598
472,000	NCL Corp., Ltd. (b)	0.88%	04/15/30	523,212
466,000	Trip.com Group Ltd.	0.75%	06/15/29	528,910
				1,920,720
	Independent Power and Renewable Electricity Producers — 0.7%
512,000	Ormat Technologies, Inc.	2.50%	07/15/27	756,659
	Interactive Media & Services — 2.2%
807,000	Morgan Stanley Finance LLC	0.13%	02/07/28	2,389,567
	IT Services — 5.0%
813,000	Akamai Technologies, Inc. (b)	0.25%	05/15/33	987,649
73,000	Applied Digital Corp.	2.75%	06/01/30	264,771
862,000	Cloudflare, Inc.	(a)	08/15/26	948,803
641,000	Cloudflare, Inc. (b)	(a)	06/15/30	676,640
366,000	CoreWeave, Inc. (b)	1.75%	12/01/31	422,922
460,000	DigitalOcean Holdings, Inc. (b)	(a)	08/15/30	728,870
1,015,000	Snowflake, Inc.	(a)	10/01/27	1,377,863
				5,407,518
	Leisure Products — 0.1%
97,000	Peloton Interactive, Inc.	5.50%	12/01/29	151,437
	Life Sciences Tools & Services — 0.9%
455,000	Repligen Corp.	1.00%	12/15/28	484,284
435,000	Tempus AI, Inc. (b)	0.75%	07/15/30	472,413
				956,697
	Metals & Mining — 1.4%
211,000	Endeavour Silver Corp. (b)	0.25%	01/15/31	259,108
117,000	Equinox Gold Corp.	4.75%	10/15/28	280,800
262,000	MP Materials Corp. (b)	3.00%	03/01/30	747,224
289,000	Ramaco Resources, Inc.	(a)	11/01/31	260,100
				1,547,232
	Multi-Utilities — 0.8%
761,000	WEC Energy Group, Inc.	4.38%	06/01/27	887,136
	Oil, Gas & Consumable Fuels — 1.2%
678,000	Centrus Energy Corp. (b)	(a)	08/15/32	981,235
260,000	Northern Oil & Gas, Inc.	3.63%	04/15/29	264,004
				1,245,239
	Passenger Airlines — 0.3%
362,000	Joby Aviation, Inc. (e)	0.75%	02/15/32	369,693
	Personal Care Products — 0.4%
500,000	Oddity Finance LLC (b)	(a)	06/15/30	416,820
	Pharmaceuticals — 2.0%
545,000	Jazz Investments I Ltd.	3.13%	09/15/30	710,952
781,000	Ligand Pharmaceuticals, Inc. (b)	0.75%	10/01/30	934,392
483,000	Zoetis, Inc. (b)	0.25%	06/15/29	496,283
				2,141,627
	Professional Services — 1.3%
404,000	BlackSky Technology, Inc. (b)	8.25%	08/01/33	466,014

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Professional Services (Continued)
$211,000	Parsons Corp.	2.63%	03/01/29	$226,357
304,000	Planet Labs PBC (b)	0.50%	10/15/30	694,260
				1,386,631
	Real Estate Management & Development — 0.4%
382,000	Compass, Inc. (b)	0.25%	04/15/31	412,561
	Semiconductors & Semiconductor Equipment — 5.5%
289,000	Cohu, Inc. (b)	1.50%	01/15/31	372,116
405,000	Impinj, Inc. (b)	(a)	09/15/29	392,040
808,000	MACOM Technology Solutions Holdings, Inc.	(a)	12/15/29	1,164,684
933,000	MKS, Inc.	1.25%	06/01/30	1,571,585
365,000	Nova Ltd. (b)	(a)	09/15/30	586,201
704,000	ON Semiconductor Corp.	(a)	05/01/27	890,271
794,000	Semtech Corp. (b)	(a)	10/15/30	895,105
				5,872,002
	Software — 10.6%
620,000	Barclays Bank PLC, Series MSFT	1.00%	02/16/29	639,139
511,000	Cipher Mining, Inc. (b)	(a)	10/01/31	650,886
541,000	Cleanspark, Inc. (b)	(a)	02/15/32	453,088
225,000	Core Scientific, Inc. (b)	(a)	06/15/31	263,250
779,000	CyberArk Software Ltd. (b)	(a)	06/15/30	821,845
389,000	Datadog, Inc.	(a)	12/01/29	384,040
370,000	Guidewire Software, Inc.	1.25%	11/01/29	358,715
109,000	InterDigital, Inc.	3.50%	06/01/27	460,798
684,000	IREN Ltd. (b)	(a)	07/01/31	632,700
200,000	IREN Ltd. (b)	1.00%	06/01/33	245,900
444,000	Life360, Inc. (b)	(a)	06/01/30	467,706
415,000	MARA Holdings, Inc.	(a)	03/01/30	348,600
505,000	Nebius Group N.V. (b)	1.00%	09/15/30	504,748
710,000	Nebius Group N.V. (b)	2.75%	09/15/32	691,895
686,000	Rubrik, Inc. (b)	(a)	06/15/30	617,400
2,165,000	Strategy, Inc. (b)	(a)	03/01/30	1,932,262
550,000	Strategy, Inc.	0.88%	03/15/31	569,250
120,000	Terawulf, Inc. (b)	2.75%	02/01/30	220,026
320,000	Terawulf, Inc. (b)	(a)	05/01/32	301,792
425,000	Unity Software, Inc. (b)	(a)	03/15/30	478,672
365,000	Zscaler, Inc. (b)	(a)	07/15/28	340,236
				11,382,948
	Specialized REITs — 0.4%
445,000	Digital Realty Trust, L.P. (b)	1.88%	11/15/29	460,887
	Specialty Retail — 1.3%
287,000	Burlington Stores, Inc.	1.25%	12/15/27	435,810
360,000	GameStop Corp. (b)	(a)	04/01/30	389,358
338,000	Wayfair, Inc.	3.25%	09/15/27	579,298
				1,404,466
	Technology Hardware, Storage & Peripherals — 5.1%
441,000	Seagate HDD Cayman	3.50%	06/01/28	2,189,345

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE CORPORATE BONDS AND NOTES (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
$268,000	Super Micro Computer, Inc. (b)	(a)	06/15/30	$232,566
455,000	Western Digital Corp.	3.00%	11/15/28	3,023,659
				5,445,570
	Total Convertible Corporate Bonds and Notes			88,520,065
	(Cost $70,761,234)

Shares	Description	Stated Coupon	Stated Maturity	Value
CONVERTIBLE PREFERRED SECURITIES — 12.2%
	Aerospace & Defense — 2.8%
39,730	Boeing (The) Co.	6.00%	10/15/27	2,968,626
	Banks — 2.9%
1,230	Bank of America Corp., Series L	7.25%	(f)	1,532,580
1,300	Wells Fargo & Co., Series L	7.50%	(f)	1,604,148
				3,136,728
	Capital Markets — 1.1%
8,685	Ares Management Corp., Series B	6.75%	10/01/27	415,403
16,120	KKR & Co., Inc., Series D	6.25%	03/01/28	788,913
				1,204,316
	Chemicals — 0.9%
14,350	Albemarle Corp.	7.25%	03/01/27	995,029
	Electric Utilities — 0.6%
11,310	Southern (The) Co., Series A	7.13%	12/15/28	579,638
	Financial Services — 0.6%
7,515	Apollo Global Management, Inc.	6.75%	07/31/26	521,316
2,100	Shift4 Payments, Inc.	6.00%	05/01/28	157,794
				679,110
	Health Care Providers & Services — 1.0%
7,780	BrightSpring Health Services, Inc.	6.75%	02/01/27	1,038,085
	Semiconductors & Semiconductor Equipment — 0.9%
14,460	Microchip Technology, Inc.	7.50%	03/15/28	966,506
	Technology Hardware, Storage & Peripherals — 0.5%
8,225	Hewlett Packard Enterprise Co.	7.63%	09/01/27	498,188
	Trading Companies & Distributors — 0.9%
14,985	QXO, Inc.	5.50%	05/15/28	949,300
	Total Convertible Preferred Securities			13,015,526
	(Cost $10,956,462)

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 5.5%
5,926,405	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (g)	$5,926,405
	(Cost $5,926,405)

	Total Investments — 100.2%	107,461,996
	(Cost $87,644,101)
	Net Other Assets and Liabilities — (0.2)%	(167,866)
	Net Assets — 100.0%	$107,294,130

(a)	Zero coupon security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $43,162,465 or 40.2% of net assets.

(c)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2026, securities noted as such are valued at $1,881,482 or 1.8% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(e)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2026. Interest will begin accruing on the security’s first settlement date.
(f)	Perpetual maturity.
(g)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust SSI Strategic Convertible Securities ETF (FCVT)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Corporate Bonds and Notes:
Capital Markets	$4,021,885	$—	$2,140,403	$1,881,482
Other Industry Categories*	84,498,180	—	84,498,180	—
Convertible Preferred Securities*	13,015,526	13,015,526	—	—
Money Market Funds	5,926,405	5,926,405	—	—
Total Investments	$107,461,996	$18,941,931	$86,638,583	$1,881,482

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs. As of January 31, 2026, the Level 3 investment was valued using an unadjusted broker quote.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

Beginning Balance at October 31, 2025
Convertible Corporate Bonds and Notes	$1,862,254
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	19,228
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at January 31, 2026
Convertible Corporate Bonds and Notes	1,881,482
Total Level 3 holdings	$1,881,482

There was a net change of $19,228 in unrealized appreciation (depreciation) from the Level 3 investment held as of January 31, 2026.